UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ------------------------------------------------
 Address:   477 Madison Ave., 8[th] Floor
           ------------------------------------------------
            New York, New York 10022
           ------------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     November 15, 2007
-------------------   --------------------   -------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   15
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 99,225,042.17
                                          ---------------------------
                                                  (thousands)


List of Other Included Managers:


NONE.

















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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER                        TITLE OF    CUSIP       VALUE        SHRS    SECURITY INVSTMNT OTHER   VOTING       VOTING
                                       CLASS                (X $1000)      AMT       TYPE   DSCRETN  MGRS  AUTHORITY    AUTHORITY
                                                                                                             NO. OF   SOLE / SHARED
                                                                                                             SHARES       / NONE
APEX SILVER MINES LIMITED            ORD        G04074103  1,428,485.80     73,444   SHRS     SOLE    N/A      73,444      SOLE
BEAZER HOMES USA INC                 COM        07556Q105    165,000.00     20,000   SHRS     SOLE    N/A      20,000      SOLE
CANADIAN NATURAL RESOURCES CMN       COM        136385101    11,741,464    154,196   SHRS     SOLE    N/A     154,196      SOLE
CENTRAL FD CDA CL A ISIN             CLASS A    153501101    33,405,346  3,398,306   SHRS     SOLE    N/A   3,398,306      SOLE
#CA1535011011  SE
CENTRAL GOLD-TRUST CMN               TR UNIT    153546106  4,493,016.22    159,800   SHRS     SOLE    N/A     159,800      SOLE
COMPTON PETROLEUM CORP CMN           COM        204940100  9,581,155.60  1,022,299   SHRS     SOLE    N/A   1,022,299      SOLE
GlenCairn Gold Corp                  COM        377903109  4,315,020.66 18,616,500   SHRS     SOLE    N/A  18,616,500      SOLE
HARMONY GOLD MNG LTD (NEW) SPO       SPONSORED  413216300  6,236,287.39    523,618   SHRS     SOLE    N/A     523,618      SOLE
                                     ADR
ISHARES SILVER TRUST                 ISHARES    46428Q109  1,963,862.10     14,382   SHRS     SOLE    N/A      14,382      SOLE
Jaguar Mining Inc                    COM        47009M103 12,656,505.09  1,417,500   SHRS     SOLE    N/A   1,417,500      SOLE
NEVSUN RESOURCES LTD CMN             COM        64156L101  1,568,507.51    894,500   SHRS     SOLE    N/A     894,500      SOLE
North Gate Minerals                  COM        666416102     29,204.88     10,350   SHRS     SOLE    N/A      10,350      SOLE
PENN WEST ENERGY TRUST               TR UNIT    707885109  2,400,923.71     77,102   SHRS     SOLE    N/A      77,102      SOLE
ULTRASHORT RUSSELL2000 PROSH         ULTSHR     74347R834  8,895,150.00    135,000   SHRS     SOLE    N/A     135,000      SOLE
                                     RU20000
UNICO AMERN CORP                     COM        904677108    345,114.00     29,880   SHRS     SOLE    N/A      29,880      SOLE



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